Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Cost Of Revenues
Summary of cost of revenues

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue sharing fees	1,351,096	1,368,498	1,377,765
Salary and welfare benefits	40,653	45,273	28,600
Payment handling costs	22,899	21,076	20,836
Bandwidth costs	32,795	39,424	36,218
Share-based compensation expense	7,052	3,845	1,788
Others	14,426	8,281	9,741
Total	1,468,921	1,486,397	1,474,948